Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	Blue Owl Capital Corp
Entity Incorporation State Country Code	MD
Entity File Number	814-01190
Entity Tax Identification Number	47-5402460
Entity Address Address Line 1	399 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OBDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001655888